Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738